Other disclosures - Subsidiaries and other investments (Details)	Dec. 31, 2025	Dec. 30, 2025	Oct. 31, 2025	Jun. 30, 2025
Aeovian Pharmaceuticals Inc., San Francisco, United States
Interests in other entities
Voting rights % held in other investments	2.32%
Voting rights % in investments held for sale	2.32%
ArgoBio SAS, Paris, France
Interests in other entities
Voting rights % held in other investments	8.17%
Aurobac Therapeutics SAS, Lyon, France
Interests in other entities
Voting rights % held in other investments	12.50%
Autobahn Labs, LLC, Palo Alto, CA USA
Interests in other entities
Voting rights % held in other investments	10.53%
Blacksmith Medicines Inc., San Diego, CA USA
Interests in other entities
Voting rights % held in other investments	17.97%
Cajal Neuroscience Inc., Seattle, USA
Interests in other entities
Voting rights % held in other investments	1.18%
Carma Fund I, Munich, Germany
Interests in other entities
Voting rights % held in other investments	10.00%
Celmatix Inc., New York, USA
Interests in other entities
Voting rights % held in other investments	7.47%
Curie Bio LLC, Boston, United States
Interests in other entities
Voting rights % held in other investments	0.10%
Curie Bio Seed Fund I LP, Boston, USA
Interests in other entities
Voting rights % held in other investments	2.83%
Extend S.r.l., Rome, Italy
Interests in other entities
Voting rights % held in other investments	9.10%
Fibrocor LLP, Toronto, Canada
Interests in other entities
Voting rights % held in other investments	16.26%
Fibrocor Therapeutics, Inc., Toronto, Canada
Interests in other entities
Voting rights % held in other investments	7.65%
IMIDomics Inc., San Rafael, CA, USA
Interests in other entities
Voting rights % held in other investments	6.64%
Immunitas Therapeutics Inc., Waltham, USA
Interests in other entities
Voting rights % held in other investments	5.54%
Leon Nanodrugs GmbH, Munich, Germany
Interests in other entities
Voting rights % held in other investments	3.99%
Mission BioCapital V LP, Cambridge, United States
Interests in other entities
Voting rights % held in other investments	3.64%
Pluristyx Inc., Seattle, USA
Interests in other entities
Voting rights % held in other investments	3.79%
Sernova Corp., Ontario, Canada
Interests in other entities
Voting rights % held in other investments	4.73%
Thelior Bio, Oxford, UK
Interests in other entities
Voting rights % held in other investments	1.18%
Tubulis GmbH, Munich, Germany
Interests in other entities
Voting rights % held in other investments	3.33%
Verto Therapeutics Inc., Boston, USA
Interests in other entities
Voting rights % held in other investments	4.16%
OxVax Ltd., Oxford, UK
Interests in other entities
Voting rights % disposed of				15.33%
Carrick Therapeutics Inc., Boston, USA
Interests in other entities
Voting rights % disposed of			2.86%
Breakpoint Therapeutics GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in associates	34.03%
Centauri Therapeutics Ltd., Cheshire, UK
Interests in other entities
Voting rights % held in associates	22.18%
EIR Biotherapies S.r.l., Mirandola (MO), Italy
Interests in other entities
Voting rights % held in associates	24.66%
Eternygen GmbH, Berlin, Germany
Interests in other entities
Voting rights % held in associates	24.97%
Quantro Therapeutics GmbH, Wien, Austria
Interests in other entities
Voting rights % held in associates	38.79%
TAG Therapeutics GmbH, Vienna, Austria
Interests in other entities
Voting rights % held in associates	20.16%
Topas Therapeutics GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in associates	23.86%
Dark Blue Therapeutics LTD, Oxford, United Kingdom
Interests in other entities
Voting rights % disposed of		21.67%
Aptuit Global LLC, Princeton, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Aptuit (Verona) SRL, Verona, Italy
Interests in other entities
Voting rights % held in subsidiary	100.00%
Aptuit (Oxford) Ltd., Abingdon, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Cyprotex Discovery Ltd., Manchester, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Cyprotex Ltd., Manchester, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Cyprotex US, LLC., Framingham, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (France) SAS, Toulouse, France
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec ID (Lyon) SAS, Marcy l'Etoile, France
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (Hamburg) GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec GT GmbH, Orth an der Donau, Austria
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (India) Private Limited, Thane, India*
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec International GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (UK) Ltd., Abingdon, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (US), Inc., Princeton, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Just-Evotec Biologics, Inc, Seattle, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (Modena) Srl., Medolla, Italy
Interests in other entities
Voting rights % held in subsidiary	100.00%
NephThera GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec Asia Pte. Ltd., Shenton, Singapore
Interests in other entities
Voting rights % held in subsidiary	100.00%